Segment Reporting (Narrative) (Detail)	12 Months Ended
Jun. 30, 2015 DarkFiber
Dark Fiber Solutions [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Number of dark fiber leased to customers	2
Contract term	3 years
Dark Fiber Solutions [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Number of dark fiber leased to customers	12
Contract term	20 years
Network Connectivity [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Contract term	2 years
Network Connectivity [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Contract term	5 years
Colocation and Cloud Infrastructure [Member] | Minimum [Member]
Segment Reporting Information [Line Items]
Contract term	2 years
Colocation and Cloud Infrastructure [Member] | Maximum [Member]
Segment Reporting Information [Line Items]
Contract term	5 years
Other [Member]
Segment Reporting Information [Line Items]
Contract term	1 year